Note 4 - Fair Value (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Other Real Estate Owned, Fair Value Disclosure	$ 0		$ 0		$ 0
Fair Value, Nonrecurring [Member]
Assets, Fair Value Disclosure					0
Fair Value, Nonrecurring [Member] | Impaired Loans [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease), Total	$ 25	$ 0	$ 80	$ (17)	$ (17)	$ 314